Income Tax	12 Months Ended
Dec. 31, 2025
Income Tax
Income Tax

Note 7. Income Tax

The Company accounts for income taxes under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) No. 740, Income Taxes (“ASC 740”). Under ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under ASC 740, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company did not take any uncertain tax positions and had no adjustments to its income tax liabilities or benefits pursuant to the provisions of Section 740-10-25 for the years ended December 31, 2025 and 2024. The Company recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses. No such interest or penalties were recognized during the period presented. The Company had no accruals for interest and penalties at December 31, 2025 or 2024.

The Company’s federal income tax returns for the years ended December 31, 2022 through December 31, 2025 remain subject to examination by the Internal Revenue Service as of December 31, 2025.

During 2025 and 2024, the Company incurred net losses and, therefore, has no tax liability. The net deferred tax asset generated by the loss carry-forward has been fully reserved.

Net deferred tax assets consist of the following components as of December 31, 2025 and 2024:

	2025	2024
Deferred tax assets:
Net operating loss carryover	$5,617,500	$5,310,500
Accrued related party payroll	24,000	37,500
Valuation allowance	(5,641,500)	(5,348,000)
Net deferred tax asset	$-	$-

The income tax provision differs from the amount of income tax determined by applying the U.S federal income tax rate (21%) for the years ended December 31, 2025 and 2024 due to the following:

	2025	2024
Book income	$(560,600)	$(420,400)
Related party accrued payroll	24,000	37,500
(Gain) Loss on debt settlement	-	(24,200)
Stock for services and compensation	235,200	78,800
Interest amortization	300	-
Inventory write-off	-	7,100
Other income	(6,000)	-
Valuation allowance	307,100	321,200
Income tax expense	$-	$-

As of December 31, 2025 and 2024, the Company has taxable net loss carryovers of approximately $27 million and $25.2 million, respectively that may be offset against future taxable income.